Financial income (Tables)	12 Months Ended
Dec. 31, 2025
Financial Income [Abstract]
Schedule of Financial Income

Classification and subsequent measurement

	December 31, 2025	December 31, 2024	December 31, 2023

Financial investments measured at fair value through profit or loss	100,107	206,369	174,976
Financial assets measured at fair value through other comprehensive income	1,231,825	677,872	776,546
Financial assets measured at amortized cost	7,054,688	3,161,855	1,447,188
Total	8,386,620	4,046,096	2,398,710